CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands			12 Months Ended
	Oct. 30, 2020	Oct. 29, 2020	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Sales and marketing, expenses from related party			¥ 206	¥ 21,099	¥ 51,753
ADS Ratio	1	2
Loans
Revenues from related party			4,757	31,980	105,492
Big data and system-based risk management services
Revenues from related party			¥ 3,626	¥ 6,858	¥ 13,405